UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

December 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re: Undiscovered Managers Funds (the “Trust”) on behalf of the

Undiscovered Managers Behavioral Value Fund and the

JPMorgan Realty Income Fund (the “Funds”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 35 (Amendment No. 36 under the Investment Company Act of 1940) filed electronically on December 14, 2012.

If you have any questions or comments, please contact me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis Assistant Secretary

cc: Vince Di Stefano